Net revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 57,999,866	R$ 49,260,594	R$ 47,663,988
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	31,801,222	26,147,559	24,640,077
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	9,887,701	8,539,972	7,965,209
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,166,191	1,336,440	1,244,267
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	366,328	202,830	589,725
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,385,482	1,192,287	1,198,760
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	4,168,140	3,408,385	2,075,695
Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	650,605	604,546	667,265
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	293,315	333,134	262,289
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	756,069	542,866	1,101,156
Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	315,254	415,729	227,504
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	363,497	340,396	369,359
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	329,458	282,854	342,154
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	686,646	554,237	522,796
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	540,495	126,956	397,186
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	155,571	493,654	122,783
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	245,208	122,251	1,631,564
Poland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	260,449	231,716	252,508
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	214,959	174,783	185,432
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	135,094	166,314	236,727
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	250,048	163,862	211,382
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	290,453	235,612	242,492
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	314,517	339,430	254,512
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 3,423,164	R$ 3,304,781	R$ 2,923,146